ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	December 31,
	2013	2014
	RMB’000	RMB’000	US$’000

Payables for purchase of property and equipment	39,853	36,960	5,957
Payables for cloud infrastructure construction in process	—	109,351	17,624
Advance from a potential buyer of part of the Cloud infrastructure	75,000	225,000	36,263
Advance from customers	12,079	11,860	1,911
Other tax payables	11,793	12,740	2,053
Other accrued expenses	18,350	15,892	2,563

Total	157,075	411,803	66,371